PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	September 30, 2019	December 31, 2018

Office equipment	$84,751	$79,886
Lab equipment	3,489,176	2,513,459
Furniture	33,128	33,128
Leasehold Improvements	229,401	220,389
	3,836,456	2,846,862
Less: Accumulated depreciation	1,484,510	1,046,093

	$2,351,946	$1,800,769

Property and equipment consists of the following:

	December 31, 2018	December 31, 2017

Office equipment	$79,886	$82,453
Lab equipment	2,513,459	1,695,604
Furniture	33,128	32,693
Leasehold improvements	220,389	231,859
	2,846,862	2,042,609
Less: Accumulated depreciation	1,046,093	865,860

	$1,800,769	$1,176,749